Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 01, 2011
Registrant Name	dei_EntityRegistrantName	MUNDER SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001214511
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 29, 2011
Munder Integrity Mid-Cap Value Fund (Prospectus Summary) | Munder Integrity Mid-Cap Value Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAIMX
Munder Integrity Mid-Cap Value Fund (Prospectus Summary) | Munder Integrity Mid-Cap Value Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYIMX
Munder Integrity Small/Mid-Cap Value Fund (Prospectus Summary) | Munder Integrity Small/Mid-Cap Value Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAISX
Munder Integrity Small/Mid-Cap Value Fund (Prospectus Summary) | Munder Integrity Small/Mid-Cap Value Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYISX